LONG TERM BONDS (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)
Long-term Debt, Fiscal Year Maturity [Abstract]
Total	$ 10,160	$ 12,483
Bonds [Member] | Series A Bonds [Member]
Gross amount		$ 15,700
Interest rate		6.70%	6.70%
Debt issuance costs	245	$ 384
Long-term Debt, Fiscal Year Maturity [Abstract]
2017 (current maturity)	2,600
2018	2,600
2019	2,600
2020	2,600
2021	2,360
Total	$ 10,160
Bonds [Member] | Series A Bonds [Member] | Shekels [Member]
Gross amount | ₪			₪ 60,000